Shareholder Report	12 Months Ended
Oct. 31, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Listed Funds Trust
Entity Central Index Key	0001683471
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
Clough Hedged Equity ETF
Shareholder Report [Line Items]
Fund Name	Clough Hedged Equity ETF
Class Name	Clough Hedged Equity ETF
Trading Symbol	CBLS
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Clough Hedged Equity ETF (the “Fund”) for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.cloughetfs.com. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	www.cloughetfs.com
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Clough Hedged Equity ETF	$228	1.94%

Expenses Paid, Amount	$ 228
Expense Ratio, Percent	1.94%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended October 31, 2024, the Fund returned 34.77% on a net asset value (“NAV”) basis. This compares to its primary benchmark, the Bloomberg U.S. Treasury 0-1 Year Maturity Index which returned 4.90%. The secondary benchmark, 50% Bloomberg World Large Mid & Small Cap Equal Weight / 50% Bloomberg U.S. Treasury 0-1 Year Maturity Index was up 14.40% for the period. The Wilshire Liquid Alternative Equity Hedge Total Return Index returned 17.89% over the same time. Effective December 31, 2023, the Bloomberg U.S. Treasury 0-1 Year Maturity Index has replaced the Wilshire Liquid Alternative Equity Hedge Total Return Index as the Fund’s primary benchmark index. The new benchmark was selected because it better aligns with the Fund’s strategy and provides a better comparison for performance.
WHAT FACTORS INFLUENCED PERFORMANCE
During the fiscal year, the long portfolio had an average weight of ~93%, which contributed ~48% to returns, while the short book had an average weighting of ~32% that detracted ~11% from returns.  By Sector, the ETFs largest contribution to returns came from the Information Technology, Healthcare and Industrials sectors, which contributed 9.3%, 7.3% and 5.3% to returns, respectively.
POSITIONING
The Fund seeks long-term capital appreciation while minimizing volatility. The Fund strives to generate positive alpha through both the long portfolio (owned securities) and short portfolio (securities borrowed and sold but not owned) over the course of an entire investment cycle. We believe the Fund has the potential to enhance an investor’s return profile while reducing risk.  The Fund is an actively managed exchange-traded fund that seeks to achieve its investment objective by purchasing securities Clough Capital Partners L.P. (the “Adviser”), believes to be undervalued and by taking short positions in securities the Adviser believes will decline in price. The Fund will generally have net long exposure of between 30%-70% of net assets.

Top Contributors
↑	NVIDIA Corp. (NVDA)
↑	Humacyte, Inc. (HUMA)
↑	Sterling Infrastructure Inc. (STRL)
↑	TransMedics Group, Inc. (TMDX)
↑	Blue Bird Corporation (BLBD)

Top Detractors
↓	Affirm Holdings, Inc. (AFRM)
↓	Aehr Test Systems (AEHR)
↓	Transocean Ltd. (RIG)
↓	Discover Financial Services (DFS)
↓	Deutsche Bank AG (DB)

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (11/12/2020)
Clough Hedged Equity ETF NAV	34.77	6.14
Bloomberg US Treausury 0-1 Year Maturity TR Index Unhedged USD	4.90	2.46
Bloomberg World Large Mid & Small Cap Equal Weight/ UST 0-1 Yr 50/50 Index	14.40	4.60
Wilshire Liquid Alternative Equity Hedge Total Return Index	17.89	7.95

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Mar. 04, 2024
Updated Performance Information Location [Text Block]	Visit www.cloughetfs.com for more recent performance information. Visit www.cloughetfs.com for more recent performance information.
Net Assets	$ 35,055,699
Holdings Count | $ / shares	65
Advisory Fees Paid, Amount	$ 277,582
Investment Company Portfolio Turnover	509.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$35,055,699
Number of Holdings	65
Net Advisory Fee	$277,582
Portfolio Turnover	509%

Holdings [Text Block]

Top 10 Issuers	(% of net assets)
Dell Technologies, Inc.	3.2%
Cheniere Energy, Inc.	3.1%
Entergy Corp.	3.1%
Expand Energy Corp.	2.9%
Champion Homes, Inc.	2.9%
Service Corp. International/US	2.8%
Walmart, Inc.	2.8%
OneSpaWorld Holdings Ltd.	2.8%
Kinross Gold Corp.	2.8%
Agnico Eagle Mines Ltd.	2.7%

Material Fund Change [Text Block]
Fund Name Change:
Effective March 4, 2024, the name of the Fund changed from “Clough Long/Short Equity ETF” to “Clough Hedged Equity ETF”.
Changes to the Fund’s Principal Investment Strategy:
The Fund may purchase or sell (write) exchange-traded put or call options on stocks or stock indices for any purpose consistent with its investment objective, such as for hedging or obtaining market exposure. A put option gives the owner of the put the right, but not the obligation, to sell a security at a stated price within a specific timeframe, and a call option gives the owner of the call the right, but not the obligation, to buy a security at a stated price within a specific timeframe.
Changes to Fund’s Principal Risks:
The change to the Fund’s principal investment strategy to include the ability to purchase or sell exchange-traded put or call options adds potential risk, including hedging risk, options risk and tax risk. A complete description of the principal risks is included in the prospectus under the heading “Principal Investment Risks.”
Changes to Shareholder Fees (fees paid directly from your investment).
Effective February 29, 2024, the Fund reduced the advisory fee from 1.70% of the Fund’s average daily net assets to 1.35% of the Fund’s average daily net assets.

Updated Prospectus Web Address	www.cloughetfs.com.
Clough Select Equity ETF
Shareholder Report [Line Items]
Fund Name	Clough Select Equity ETF
Class Name	Clough Select Equity ETF
Trading Symbol	CBSE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Clough Select Equity ETF (the “Fund”) for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.cloughetfs.com. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	www.cloughetfs.com
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Clough Select Equity ETF	$106	0.85%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended October 31, 2024, the Fund returned 49.28% on a NAV basis, compared to its benchmark, the Bloomberg World Large Mid & Small Cap Equal Weight Total Return Index which returned 24.22% and the S&P 500 Total Return Index, which returned 38.02% over the same time period. Effective December 31, 2023, the Bloomberg World Large, Mid and Small Cap Equal Weighted Index has replaced the S&P 500 Total Return Index as the Fund’s primary benchmark index. The new benchmark was selected because it better aligns with the Fund’s strategy and provides a better comparison for performance.
POSITIONING
The Fund seeks capital appreciation and lower volatility than the broader market. The Fund is an actively managed exchange-traded fund that seeks to achieve its investment objective by purchasing securities Clough Capital Partners L.P. (the “Adviser”), believes to have above-average financial characteristics and growth potential. The Adviser identifies securities to purchase for the Fund that are U.S.-listed large-, mid-, or small-capitalization companies. The Fund’s holdings are generally comprised of equity securities or depositary receipts. The Adviser typically looks to purchase securities of companies it believes will outperform the market over the course of an entire market cycle while maintaining overall portfolio volatility that is lower than that experienced by the broader market.

Top Contributors
↑	Humacyte, Inc. (HUMA)
↑	Blue Bird Corporation (BLBD)
↑	Sterling Infrastructure Inc. (STRL)
↑	TransMedics Group, Inc. (TMDX)
↑	MakeMyTrip Ltd. (MMYT)

Top Detractors
↓	Aehr Test Systems (AEHR)
↓	Transocean Ltd. (RIG)
↓	Planet Labs PBC (PL)
↓	BRC Inc. (BRCC)
↓	CRISPER Therapeutics AG (CRSP)

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (11/12/2020)
Clough Select Equity ETF NAV	49.28	12.33
Bloomberg World Large Mid & Small Cap Equal Weight Total Return Index	24.22	6.13
S&P 500 TR	38.02	14.54

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.cloughetfs.com for more recent performance information. Visit www.cloughetfs.com for more recent performance information.
Net Assets	$ 18,960,733
Holdings Count | $ / shares	40
Advisory Fees Paid, Amount	$ 111,772
Investment Company Portfolio Turnover	428.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$18,960,733
Number of Holdings	40
Net Advisory Fee	$111,772
Portfolio Turnover	428%

Holdings [Text Block]

Top 10 Issuers	(% of net assets)
Reddit, Inc.	3.7%
Service Corp. International/US	3.5%
Cheniere Energy, Inc.	3.3%
OneSpaWorld Holdings Ltd.	3.3%
Embraer SA	3.2%
ICF International, Inc.	3.2%
ICICI Bank Ltd.	3.1%
Champion Homes, Inc.	3.1%
Spotify Technology SA	3.0%
Rollins, Inc.	3.0%

Updated Prospectus Web Address	www.cloughetfs.com.